Schedule of Investments (unaudited) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32	GBP	100	$122,014

Total Asset-Backed Securities — 0.0% (Cost: $146,873)			122,014

		Shares

Common Stocks

Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.(a)(b)		1,075,282,733	10,753

Energy Equipment & Services(b) — 0.1%
Mcdermott International Ltd.		141,483	339,559
Pioneer Energy Services Corp.(a)		809	31,416

			370,975

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(b)		10,718	11

Media(b) — 0.0%
Adelphia Communications Corp., Class A(a)(c)(d)		400,000	4
Adelphia Recovery Trust		396,568	317

			321

Metals & Mining — 0.0%
Ameriforge Group, Inc.(b)		1,664	27,456
Preferred Proppants LLC(a)		14,576	58,304

			85,760

Semiconductors & Semiconductor Equipment(b) — 0.0%
Maxeon Solar Technologies Ltd		213	3,612
SunPower Corp		1,707	21,355

			24,967

Software — 0.0%
Avaya Holdings Corp.(b)		40	608

Specialty Retail — 0.0%
NMG Parent LLC		1,477	62,756

Total Common Stocks — 0.1% (Cost: $14,066,218)			556,151

		Par (000)

Corporate Bonds

Aerospace & Defense — 0.7%
Bombardier, Inc.(c) 8.75%, 12/01/21	USD	7	7,091
6.13%, 01/15/23		664	567,720
7.50%, 12/01/24		58	44,515
7.50%, 03/15/25		14	10,500
7.88%, 04/15/27		19	14,410
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(c)		200	169,000
Howmet Aerospace, Inc., 5.13%, 10/01/24		15	15,900
Rolls-Royce PLC, 0.88%, 05/09/24	EUR	100	101,570
Signature Aviation US Holdings, Inc.(c)
5.38%, 05/01/26	USD	42	42,420
4.00%, 03/01/28		196	182,280

Security		Par (000)	Value

Aerospace & Defense (continued)
Spirit AeroSystems, Inc., 5.50%, 01/15/25		58	$58,000
TransDigm, Inc.(c) 8.00%, 12/15/25	USD	656	713,400
6.25%, 03/15/26		1,173	1,224,958
Triumph Group, Inc., 8.88%, 06/01/24(c)		218	232,170
Wolverine Escrow LLC, 9.00%, 11/15/26(c)		501	413,325

			3,797,259

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.25%, 05/01/25(c)		35	37,402

Airlines — 1.1%
Allegiant Travel Co., 8.50%, 02/05/24		1,065	1,065,000
American Airlines, Inc., 11.75%, 07/15/25(c)		2,133	2,058,345
Delta Air Lines, Inc./SkyMiles IP Ltd.(c) 4.50%, 10/20/25		75	77,014
4.75%, 10/20/28		225	233,613
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(c)		2,172	2,261,595
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(c)		25	26,362

			5,721,929

Auto Components — 0.3%
Clarios Global LP, 6.75%, 05/15/25(c)		621	653,602
Clarios Global LP/Clarios US Finance Co. 4.38%, 05/15/26	EUR	100	117,392
6.25%, 05/15/26(c)	USD	122	127,923
8.50%, 05/15/27(c)		229	236,442
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25		65	70,525
Venture Holdings Co. LLC, 12.00%, 07/01/49(a)(b)(d)		5,150	1
ZF Finance GmbH 3.00%, 09/21/25	EUR	100	114,017
3.75%, 09/21/28		100	113,435

			1,433,337

Automobiles — 0.8%
Allison Transmission, Inc., 5.88%, 06/01/29(c)	USD	145	156,817
Asbury Automotive Group, Inc.(c) 4.50%, 03/01/28		75	75,469
4.75%, 03/01/30		73	73,547
AutoNation, Inc., 4.75%, 06/01/30		93	109,574
FCE Bank PLC, 1.62%, 05/11/23	EUR	100	112,848
Ford Motor Co. 8.50%, 04/21/23	USD	169	184,210
4.35%, 12/08/26		9	8,884
4.75%, 01/15/43		176	159,355
5.29%, 12/08/46		78	73,174
Ford Motor Credit Co. LLC 3.81%, 01/09/24		200	198,000
4.06%, 11/01/24		200	199,750
5.13%, 06/16/25		423	436,219
General Motors Co. 6.13%, 10/01/25		581	674,924
6.80%, 10/01/27		296	360,511
5.00%, 10/01/28		19	21,365
General Motors Financial Co., Inc. 2.75%, 06/20/25		574	587,270
5.65%, 01/17/29		21	24,497

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
Group 1 Automotive, Inc., 4.00%, 08/15/28(c)	USD	205	$201,412
Ken Garff Automotive LLC, 4.88%, 09/15/28(c)		39	38,366
Nissan Motor Co. Ltd., 4.81%, 09/17/30(c)		200	201,201
Penske Automotive Group, Inc., 3.50%, 09/01/25 .		78	77,682
Tesla, Inc., 5.30%, 08/15/25(c)		135	139,725

			4,114,800

Banks — 0.0%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25	EUR	100	115,926
Banco Espirito Santo SA(b)(d) 2.63%, 05/08/17		100	15,242
4.75%, 01/15/21(e)		200	30,483
4.00%, 01/21/21		100	15,242

			176,893

Banks: Diversified — 0.0%
Encompass Health Corp. 5.75%, 11/01/24	USD	69	69,104
4.50%, 02/01/28		14	14,070
4.75%, 02/01/30		19	19,276

			102,450

Beverages — 0.4%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(c)(f)		441	438,707
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27(c)		208	211,952
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(c) 5.25%, 04/30/25		244	254,980
4.13%, 08/15/26		200	202,750
Ball Corp., 2.88%, 08/15/30		91	89,976
Trivium Packaging Finance BV 3.75%, 08/15/26	EUR	100	115,759
8.50%, 08/15/27(c)	USD	814	877,675

			2,191,799

Biotechnology — 0.0%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(c)		25	25,098

Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30(c)		45	48,375
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(c)		69	69,889
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(c)		14	14,792
Griffon Corp., 5.75%, 03/01/28		28	29,227
Jeld-Wen, Inc.(c) 4.63%, 12/15/25		32	32,160
4.88%, 12/15/27		10	10,191
Masonite International Corp., 5.38%, 02/01/28(c)		56	59,720
Standard Industries, Inc.(c) 5.00%, 02/15/27		44	45,760
4.38%, 07/15/30		154	157,891
3.38%, 01/15/31		205	202,334

Security		Par (000)	Value

Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(c)	USD	168	$174,930
US Concrete, Inc., 5.13%, 03/01/29(c)		29	29,072

			874,341

Building Products(c) — 0.1%
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		106	107,855
SRS Distribution, Inc., 8.25%, 07/01/26		403	430,202

			538,057

Capital Markets — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.75%, 09/15/24		153	154,912
6.38%, 12/15/25		3	3,084
5.25%, 05/15/27		138	143,768
NFP Corp.(c) 7.00%, 05/15/25		31	32,860
6.88%, 08/15/28		194	196,401
Owl Rock Capital Corp., 4.25%, 01/15/26		58	58,756

			589,781

Chemicals — 0.6%
Atotech Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(c)(f)		400	401,000
Atotech Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(c)		636	644,745
Blue Cube Spinco LLC 9.75%, 10/15/23		10	10,313
10.00%, 10/15/25		143	151,223
Element Solutions, Inc., 3.88%, 09/01/28(c)		374	366,987
GCP Applied Technologies, Inc., 5.50%, 04/15/26(c)		134	136,680
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(c)		166	178,450
Minerals Technologies, Inc., 5.00%, 07/01/28(c)		55	56,913
PQ Corp., 5.75%, 12/15/25(c)		307	315,826
Valvoline, Inc., 4.25%, 02/15/30(c)		88	89,760
WESCO Distribution, Inc.(c) 7.13%, 06/15/25		217	236,378
7.25%, 06/15/28		198	216,944
WR Grace & Co-Conn, 4.88%, 06/15/27(c)		92	95,008

			2,900,227

Commercial Services & Supplies — 0.2%
APX Group, Inc., 7.88%, 12/01/22		163	163,000
ASGN, Inc., 4.63%, 05/15/28(c)		89	89,367
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27(c)		17	18,201
Herc Holdings, Inc., 5.50%, 07/15/27(c)		253	261,766
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(c)		121	116,069
Team Health Holdings, Inc., 6.38%, 02/01/25(c)		103	70,555
United Rentals North America, Inc. 5.50%, 05/15/27		74	78,532

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Services & Supplies (continued)
United Rentals North America, Inc. (continued)
5.25%, 01/15/30	USD	2	$2,182
4.00%, 07/15/30		61	62,525

			862,197

Communications Equipment(c) — 0.1%
Avaya, Inc., 6.13%, 09/15/28		183	186,587
CommScope Technologies LLC, 6.00%, 06/15/25		109	110,477
CommScope, Inc. 6.00%, 03/01/26		32	33,360
8.25%, 03/01/27		12	12,480

			342,904

Construction & Engineering(c) — 0.0%
KBR, Inc., 4.75%, 09/30/28		61	61,381
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28		23	23,230

			84,611

Construction Materials(c) — 0.5%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28		1,176	1,195,110
Core & Main LP, 6.13%, 08/15/25		797	807,301
HD Supply, Inc., 5.38%, 10/15/26		219	229,083
IAA, Inc., 5.50%, 06/15/27		159	165,559
Picasso Finance Sub, Inc., 6.13%, 06/15/25		159	171,265
Williams Scotsman International, Inc., 4.63%, 08/15/28		77	77,311
Winnebago Industries, Inc., 6.25%, 07/15/28		45	47,475

			2,693,104

Consumer Discretionary(c) — 0.1%
Carnival Corp. 11.50%, 04/01/23		30	33,619
10.50%, 02/01/26		42	46,515
9.88%, 08/01/27		40	42,384
NCL Corp. Ltd., 10.25%, 02/01/26		37	38,549
Nielsen Finance LLC/Nielsen Finance Co. 5.63%, 10/01/28		112	115,842
5.88%, 10/01/30		86	89,010
Royal Caribbean Cruises Ltd. 10.88%, 06/01/23		45	50,343
9.13%, 06/15/23		54	57,240
11.50%, 06/01/25		95	110,205

			583,707

Consumer Finance — 0.7%
Husky III Holding Ltd., (13.00% Cash or 13.00% PIK), 13.00%, 02/15/25(c)(f)		434	449,190
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(c)		388	398,612
Navient Corp. 7.25%, 09/25/23		5	5,162
6.13%, 03/25/24		96	96,720
5.88%, 10/25/24		77	76,567
5.00%, 03/15/27		2	1,878
OneMain Finance Corp. 8.88%, 06/01/25		27	29,902
6.63%, 01/15/28		8	8,878
5.38%, 11/15/29		14	14,560
PayPal Holdings, Inc., 1.65%, 06/01/25		257	266,180
Refinitiv US Holdings, Inc., 4.50%, 05/15/26(c)	EUR	855	1,047,695

Security	Par (000)		Value

Consumer Finance (continued)
Sabre GLBL, Inc.(c) 5.25%, 11/15/23	USD	10	$9,775
9.25%, 04/15/25		287	315,864
7.38%, 09/01/25		81	81,810
Verscend Escrow Corp., 9.75%, 08/15/26(c)		851	925,284
WEX, Inc., 4.75%, 02/01/23(c)		8	8,010

			3,736,087

Containers & Packaging — 0.1%
Graham Packaging Co., Inc., 7.13%, 08/15/28(c)		147	153,064
Graphic Packaging International LLC, 3.50%, 03/01/29(c)		23	23,144
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(c)		43	43,604
International Paper Co., 7.30%, 11/15/39		5	7,308
LABL Escrow Issuer LLC, 6.75%, 07/15/26(c)		116	122,380

			349,500

Diversified Consumer Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c) 6.63%, 07/15/26		868	924,420
9.75%, 07/15/27		76	82,575
Ascend Learning LLC, 6.88%, 08/01/25		340	347,203
Brink’s Co., 5.50%, 07/15/25(c)		36	37,530
Service Corp. International, 3.38%, 08/15/30		84	84,105

			1,475,833

Diversified Financial Services — 0.1%
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	121,729
Citigroup, Inc., Series V, (Secured Overnight Financing Rate + 3.23%), 4.70%(g)(h)	USD	410	396,163
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(c)(f)		24	12,641
Intrum AB, Series SEP, 4.88%, 08/15/25	EUR	100	114,900
Spectrum Brands, Inc.(c) 5.00%, 10/01/29	USD	18	18,675
5.50%, 07/15/30		50	52,750

			716,858

Diversified Telecommunication Services — 0.5%
CenturyLink, Inc. 5.13%, 12/15/26(c)		618	634,927
Series P, 7.60%, 09/15/39		183	206,768
Cincinnati Bell, Inc.(c) 7.00%, 07/15/24		26	26,764
8.00%, 10/15/25		20	21,125
Consolidated Communications, Inc., 6.50%, 10/01/28(c)(i)		65	66,300
Frontier Communications Corp.(c) 8.50%, 04/01/26		71	71,568
8.00%, 04/01/27		35	34,879
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(c)		155	157,325
Level 3 Financing, Inc.(c) 4.25%, 07/01/28		238	241,646
3.63%, 01/15/29		123	121,463
Oi SA, (10% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(f)		20	19,216
SoftBank Group Corp., 4.00%, 09/19/29	EUR	100	117,203
Switch Ltd., 3.75%, 09/15/28(c)	USD	100	101,000
Telecom Italia Capital SA 6.38%, 11/15/33		58	69,020

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telecom Italia Capital SA (continued)
6.00%, 09/30/34	USD	134	$155,440
7.20%, 07/18/36		14	17,657
7.72%, 06/04/38		51	67,830
Telecom Italia SpA, 5.30%, 05/30/24(c)		314	339,905

			2,470,036

Electric Utilities — 0.1%
PG&E Corp., 5.25%, 07/01/30		108	104,490
Pike Corp., 5.50%, 09/01/28(c)		185	186,145

			290,635

Electrical Equipment — 0.1%
Gates Global LLC/Gates Global Co., 6.25%, 01/15/26(c)		280	288,621
NM Holdings Co. LLC, Series B, 9.50%, 07/01/05(a)(b)(d)		5,125	1

			288,622

Electronic Equipment, Instruments & Components — 0.1%
BWX Technologies, Inc., 4.13%, 06/30/28(c)		81	82,823
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25		133	137,322
3.25%, 02/15/29		125	124,531
Energizer Holdings, Inc.(c)
6.38%, 07/15/26		55	59,136
4.75%, 06/15/28		62	64,164
4.38%, 03/31/29		6	6,060
Xerox Corp., 4.80%, 03/01/35		181	172,855

			646,891

Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.(c)
6.88%, 04/01/27		107	102,493
6.25%, 04/01/28		29	27,333
Pioneer Energy Services Corp.(a)(c)(f)
(11.00% PIK), 11.00%, 05/15/25		335	268,282
(5.00% PIK), 5.00%, 11/15/25(j)		226	122,141
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		331	328,104
6.88%, 09/01/27		254	251,871

			1,100,224

Environmental, Maintenance, & Security Service — 0.1%
Covanta Holding Corp., 5.00%, 09/01/30		29	29,270
GFL Environmental, Inc.(c)
3.75%, 08/01/25		85	85,469
5.13%, 12/15/26		83	85,706
Tervita Corp., 7.63%, 12/01/21(c)		380	346,750
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		71	71,851

			619,046

Equity Real Estate Investment Trusts (REITs) — 0.6%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(c)		128	100,873
Diversified Healthcare Trust, 9.75%, 06/15/25		70	77,860
Hilton Domestic Operating Co. Inc., 5.75%, 05/01/28(c)		163	171,761

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25(c)	USD	127	$132,626
4.88%, 01/15/30		204	210,120
Iron Mountain, Inc.(c)
4.88%, 09/15/29		10	10,175
5.25%, 07/15/30		134	139,695
4.50%, 02/15/31		28	28,263
5.63%, 07/15/32		151	159,456
Marriott International, Inc., Series EE, 5.75%, 05/01/25		393	438,596
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.50%, 09/01/26		139	141,018
4.50%, 01/15/28		420	427,875
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29		329	342,315
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 5.88%, 10/01/28(c)		29	28,927
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		500	460,960
Service Properties Trust
4.50%, 06/15/23		15	14,710
4.35%, 10/01/24		12	10,860
7.50%, 09/15/25		108	114,772
Wyndham Destinations, Inc., 6.63%, 07/31/26(c)		56	58,666
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(c)		60	58,200

			3,127,728

Food & Staples Retailing — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC, 3.25%, 03/15/26(c)		146	144,879
Kraft Heinz Foods Co.
3.88%, 05/15/27(c)		16	16,947
4.25%, 03/01/31(c)		226	247,956
5.00%, 07/15/35		24	27,636
6.88%, 01/26/39		164	219,671
4.63%, 10/01/39(c)		88	93,425
6.50%, 02/09/40		35	44,482
5.20%, 07/15/45		101	110,416
4.38%, 06/01/46		217	222,952
4.88%, 10/01/49(c)		208	219,506
5.50%, 06/01/50(c)		406	465,299
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(c)		99	106,920
Post Holdings, Inc., 4.63%, 04/15/30(c)		116	119,335
TreeHouse Foods, Inc., 4.00%, 09/01/28		23	23,262

			2,062,686

Food Products(c) — 0.2%
Aramark Services, Inc.
6.38%, 05/01/25		99	103,126
5.00%, 02/01/28		67	67,502
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25		261	269,814
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28		118	128,030

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29	USD	234	$259,733
Simmons Foods, Inc., 7.75%, 01/15/24		174	182,265

			1,010,470

Gas Utilities — 0.0%
Ferrellgas LP/Ferrellgas Finance Corp., 10.00%, 04/15/25(c)		39	42,218

Health Care Equipment & Supplies(c) — 0.2%
Avantor Funding, Inc., 4.63%, 07/15/28		316	327,850
Avantor, Inc., 6.00%, 10/01/24		343	358,435
Hologic, Inc., 3.25%, 02/15/29		30	30,187
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA 7.38%, 06/01/25		189	191,835
7.25%, 02/01/28		72	74,880

			983,187

Health Care Providers & Services — 0.8%
Acadia Healthcare Co, Inc., 5.50%, 07/01/28(c)		66	67,882
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(c)(i)		39	39,341
AdaptHealth LLC, 6.13%, 08/01/28(c)		49	50,725
AHP Health Partners, Inc., 9.75%, 07/15/26(c)		204	218,790
Centene Corp. 5.38%, 08/15/26(c)		117	123,923
4.25%, 12/15/27		206	215,565
3.38%, 02/15/30		30	31,125
3.00%, 10/15/30(i)		53	54,071
CHS/Community Health Systems, Inc.(c) 8.63%, 01/15/24		153	152,235
6.63%, 02/15/25		205	198,337
8.00%, 03/15/26		441	433,503
Encompasss Health Corp. , 4.63%, 04/01/31		33	33,000
HCA, Inc., 3.50%, 09/01/30		515	524,723
LifePoint Health, Inc.(c) 6.75%, 04/15/25		116	122,090
4.38%, 02/15/27		135	135,169
Molina Healthcare, Inc., 4.38%, 06/15/28(c)		83	84,702
Polaris Intermediate Corp., (8.50% Cash or 9.25% PIK), 8.50%, 12/01/22(c)(f)		302	306,784
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health Inc., 9.75%, 12/01/26(c)		10	10,625
Surgery Center Holdings, Inc.(c) 6.75%, 07/01/25		145	144,275
10.00%, 04/15/27		234	249,210
Teleflex, Inc., 4.25%, 06/01/28(c)		130	134,550
Tenet Healthcare Corp.(c) 7.50%, 04/01/25		110	118,250
4.88%, 01/01/26		372	378,756
5.13%, 11/01/27		385	395,472
4.63%, 06/15/28		46	46,662
6.13%, 10/01/28		135	131,288

			4,401,053

Health Care Technology — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(c)		229	232,275

Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC/New Red Finance, Inc.(c) 5.75%, 04/15/25		225	240,187
4.38%, 01/15/28		218	222,316

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
1011778 BC ULC/New Red Finance, Inc.(c) (continued) 4.00%, 10/15/30(i)	USD	4	$44,339
Boyd Gaming Corp. 8.63%, 06/01/25(c)		79	86,606
6.38%, 04/01/26		32	33,318
4.75%, 12/01/27		58	56,913
Boyne USA, Inc., 7.25%, 05/01/25(c)		19	19,950
Caesars Entertainment, Inc.(c) 6.25%, 07/01/25		472	493,356
8.13%, 07/01/27		282	298,920
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(c)		154	158,812
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(c)		292	300,760
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/25		162	175,903
5.38%, 04/15/26		80	88,664
Golden Nugget, Inc., 6.75%, 10/15/24(c)		455	379,925
Las Vegas Sands Corp. 3.50%, 08/18/26		31	31,414
3.90%, 08/08/29		28	27,995
MGM Resorts International, 5.75%, 06/15/25		73	76,562
Newell Brands Inc., 4.88%, 06/01/25		46	49,623
Powdr Corp., 6.00%, 08/01/25(c)		58	59,305
Scientific Games International, Inc.(c) 8.63%, 07/01/25		65	67,826
8.25%, 03/15/26		483	504,295
SeaWorld Parks & Entertainment, Inc., 9.50%, 08/01/25(c)		52	54,026
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(c)		275	292,531
Vail Resorts, Inc., 6.25%, 05/15/25(c)		89	94,451
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(c)		103	98,108
Yum! Brands, Inc. 7.75%, 04/01/25(c)		52	57,671
4.75%, 01/15/30(c)		142	153,360
3.63%, 03/15/31		22	22,000
5.35%, 11/01/43		14	14,770

			4,203,906

Household Durables — 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 4.88%, 02/15/30(c)		237	221,834
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(c)		75	79,125
Diebold Nixdorf, Inc., 9.38%, 07/15/25(c)		42	44,310
Lennar Corp. 4.75%, 05/30/25		25	27,285
5.25%, 06/01/26		143	160,517
Mattamy Group Corp., 4.63%, 03/01/30(c)		102	103,285
NCR Corp.(c) 5.75%, 09/01/27		92	96,185
5.00%, 10/01/28		35	35,028
6.13%, 09/01/29		78	82,596
5.25%, 10/01/30		36	36,000
PulteGroup, Inc. 5.00%, 01/15/27		44	49,775
7.88%, 06/15/32		23	31,625
Taylor Morrison Communities, Inc., 5.13%, 08/01/30(c)		50	53,250

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
Tempur Sealy International, Inc., 5.50%, 06/15/26	USD	2	$2,076
TRI Pointe Group, Inc., 5.70%, 06/15/28		18	19,710

			1,042,601

Independent Power and Renewable Electricity Producers(c) — 0.2%
Calpine Corp.
5.25%, 06/01/26		100	103,888
4.50%, 02/15/28		5	5,121
5.13%, 03/15/28		488	505,080
4.63%, 02/01/29		170	169,681
5.00%, 02/01/31		178	181,435
Clearway Energy Operating LLC, 4.75%, 03/15/28		46	47,495
TerraForm Power Operating LLC, 4.75%, 01/15/30		103	108,923

			1,121,623

Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27(c)		657	689,272
AmWINS Group, Inc., 7.75%, 07/01/26(c)		25	26,750
HUB International Ltd., 7.00%, 05/01/26(c)		467	483,929
Unipol Gruppo SpA, 3.25%, 09/23/30	EUR	100	118,462
Willis North America, Inc., 2.95%, 09/15/29	USD	10	10,776

			1,329,189

Interactive Media & Services — 0.1%
Netflix, Inc.
4.88%, 04/15/28		213	238,027
5.88%, 11/15/28		43	51,308
3.63%, 06/15/30	EUR	100	126,918
4.88%, 06/15/30(c)	USD	254	289,560
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 10.75%, 06/01/28(c)		30	32,700
Twitter, Inc., 3.88%, 12/15/27(c)		55	56,513

			795,026

Internet Software & Services(c) — 0.4%
Expedia Group, Inc.
3.60%, 12/15/23		486	496,552
6.25%, 05/01/25		275	303,300
4.63%, 08/01/27		95	99,824
Match Group Holdings II LLC
4.63%, 06/01/28		60	61,800
4.13%, 08/01/30		127	128,468
TripAdvisor, Inc., 7.00%, 07/15/25		82	85,485
Uber Technologies, Inc.
7.50%, 11/01/23		145	151,046
7.50%, 05/15/25		230	245,086
8.00%, 11/01/26		33	35,171
7.50%, 09/15/27		106	113,420
6.25%, 01/15/28		265	272,208

			1,992,360

IT Services — 0.7%
Banff Merger Sub, Inc., 9.75%, 09/01/26(c)		460	486,266
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(c)		134	137,558
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26(c)		461	469,356
Camelot Finance SA, 4.50%, 11/01/26(c)		287	292,740
Dun & Bradstreet Corp.(c) 6.88%, 08/15/26		102	109,553

Security		Par (000)	Value

IT Services (continued)
Dun & Bradstreet Corp.(c) (continued) 10.25%, 02/15/27	USD	232	$262,160
Fiserv, Inc., 2.25%, 06/01/27		1,385	1,462,823
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(c)		291	296,997

			3,517,453

Leisure Products — 0.0%
Mattel, Inc.
6.75%, 12/31/25(c)		12	12,660
5.88%, 12/15/27(c)		34	36,593
6.20%, 10/01/40		23	22,286
5.45%, 11/01/41		99	92,576

			164,115

Machinery — 0.2%
Clark Equipment Co., 5.88%, 06/01/25(c)		284	294,295
Colfax Corp., 6.38%, 02/15/26(c)		161	170,660
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	100	110,210
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(c)	USD	57	57,784
Titan Acquisition Ltd/Titan Co-Borrower LLC, 7.75%, 04/15/26(c)		126	125,370
Vertical US Newco, Inc., 5.25%, 07/15/27(c)		200	207,853

			966,172

Media — 2.8%
Altice France Holding SA
8.00%, 05/15/27	EUR	100	124,280
10.50%, 05/15/27(c)	USD	539	598,964
6.00%, 02/15/28(c)		272	259,431
CCO Holdings LLC/CCO Holdings Capital Corp.(c)
5.13%, 05/01/27		112	117,849
5.00%, 02/01/28		34	35,700
5.38%, 06/01/29		144	156,060
4.50%, 08/15/30		134	140,706
4.25%, 02/01/31		286	296,428
4.50%, 05/01/32		460	480,125
Clear Channel International BV, 6.63%, 08/01/25(c)		200	204,560
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24		363	351,892
5.13%, 08/15/27(c)		626	601,116
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(c)		1,488	1,492,687
CSC Holdings LLC
5.25%, 06/01/24		344	368,940
4.13%, 12/01/30(c)		200	203,850
4.63%, 12/01/30(c)		223	224,672
3.38%, 02/15/31(c)		205	198,491
DISH DBS Corp.
5.88%, 07/15/22		689	716,560
7.75%, 07/01/26		181	198,984
GCI LLC, 4.75%, 10/15/28(c)(i)		29	29,363
Hughes Satellite Systems Corp., 5.25%, 08/01/26		20	21,263
Lamar Media Corp., 4.00%, 02/15/30(c)		57	57,000
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(c)		200	209,000
Liberty Broadband Corp., 2.75%, 09/30/50(c)(j)		456	490,532

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Lions Gate Capital Holdings LLC(c)
6.38%, 02/01/24	USD	26	$25,740
5.88%, 11/01/24		21	20,633
Live Nation Entertainment, Inc., 6.50%, 05/15/27(c)		324	349,674
Qualitytech LP/QTS Finance Corp., 3.88%, 10/01/28(c)(i)		95	95,627
Radiate Holdco LLC/Radiate Finance, Inc.(c)
4.50%, 09/15/26		714	713,850
6.50%, 09/15/28		1,030	1,055,505
SES SA, (5 year EUR Swap + 5.40%), 5.63%(g)(h)	EUR	100	123,836
Sirius XM Radio, Inc.(c)
5.50%, 07/01/29	USD	124	132,990
4.13%, 07/01/30		101	102,894
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(c)		131	131,531
Univision Communications, Inc.(c)
5.13%, 02/15/25		107	101,383
6.63%, 06/01/27		421	411,001
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(c)		200	205,488
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(c)		242	241,395
WMG Acquisition Corp.(c)
3.88%, 07/15/30		32	32,998
3.00%, 02/15/31		19	18,473
Zayo Group Holdings, Inc.(c)
4.00%, 03/01/27		2,254	2,218,443
6.13%, 03/01/28		450	464,490
Ziggo Bond Co. BV, 5.13%, 02/28/30(c)		200	202,460
Ziggo BV, 5.50%, 01/15/27(c)		169	177,028

			14,403,892

Metals & Mining — 0.6%
Arconic Corp.(c)
6.00%, 05/15/25		97	103,589
6.13%, 02/15/28		106	108,849
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(c)		227	229,531
Constellium SE(c)
6.63%, 03/01/25		300	306,937
5.88%, 02/15/26		321	329,359
Freeport-McMoRan, Inc.
4.38%, 08/01/28		164	169,569
4.63%, 08/01/30		168	176,644
5.45%, 03/15/43		551	610,938
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(c)		96	97,200
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(c)		51	53,677
Kaiser Aluminum Corp., 4.63%, 03/01/28(c)		75	69,937
New Gold, Inc., 7.50%, 07/15/27(c)		134	142,710
Novelis Corp.(c)
5.88%, 09/30/26		51	52,402
4.75%, 01/30/30		385	378,155
thyssenkrupp AG, 2.88%, 02/22/24	EUR	64	70,366
United States Steel Corp., 12.00%, 06/01/25(c)	USD	156	166,060

			3,065,923

Security		Par (000)	Value

Multiline Retail(c) — 0.1%
Macy’s Inc., 8.38%, 06/15/25	USD	202	$208,854
Nordstrom, Inc., 8.75%, 05/15/25		75	82,189

			291,043

Office Supplies & Equipment — 0.1%
BY Crown Parent LLC, 7.38%, 10/15/24(c)		602	611,030

Oil, Gas & Consumable Fuels — 2.9%
Apache Corp.
4.88%, 11/15/27		68	64,260
5.10%, 09/01/40		59	52,842
5.25%, 02/01/42		10	8,950
4.75%, 04/15/43		103	91,606
4.25%, 01/15/44		46	39,100
5.35%, 07/01/49		23	20,298
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(c)		582	573,270
Brand Industrial Services, Inc., 8.50%, 07/15/25(c)		314	296,730
Buckeye Partners LP
4.13%, 03/01/25(c)		5	4,750
3.95%, 12/01/26		34	31,681
4.50%, 03/01/28(c)		61	58,789
Callon Petroleum Co.
6.25%, 04/15/23		121	38,720
6.13%, 10/01/24		9	2,565
8.25%, 07/15/25		281	75,870
6.38%, 07/01/26		65	15,925
Cenovus Energy, Inc.
3.00%, 08/15/22		26	25,344
3.80%, 09/15/23		15	14,490
5.38%, 07/15/25		201	193,450
5.40%, 06/15/47		10	8,448
Cheniere Energy Partners LP
5.63%, 10/01/26		151	157,040
4.50%, 10/01/29		128	131,299
5.25%, 10/01/25		12	12,276
Cheniere Energy, Inc., 4.63%, 10/15/28(c)		419	429,999
CITGO Petroleum Corp., 7.00%, 06/15/25(c)		90	88,762
CNX Resources Corp., 7.25%, 03/14/27(c)		64	65,280
Comstock Resources, Inc.
7.50%, 05/15/25(c)		278	261,320
9.75%, 08/15/26		131	134,326
Continental Resources, Inc., 4.90%, 06/01/44		124	93,393
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 05/01/27(c)		194	173,294
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)		677	638,072
CVR Energy, Inc.(c)
5.25%, 02/15/25		164	142,680
5.75%, 02/15/28		54	45,900
DCP Midstream Operating LP
5.38%, 07/15/25		22	22,684
5.63%, 07/15/27		65	66,495
5.13%, 05/15/29		118	116,230
6.45%, 11/03/36(c)		250	239,570
6.75%, 09/15/37(c)		21	20,160
Diamondback Energy, Inc.
4.75%, 05/31/25		60	64,724
3.50%, 12/01/29		497	481,804

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
eG Global Finance PLC
6.25%, 10/30/25	EUR	142	$165,739
8.50%, 10/30/25(c)	USD	244	257,180
Endeavor Energy Resources LP/EER Finance, Inc.(c)
6.63%, 07/15/25		73	75,007
5.50%, 01/30/26		421	417,842
5.75%, 01/30/28		320	321,600
EnLink Midstream Partners LP
4.40%, 04/01/24		136	122,400
4.85%, 07/15/26		39	33,739
5.60%, 04/01/44		249	159,982
5.05%, 04/01/45		20	12,700
EQM Midstream Partners LP
6.00%, 07/01/25(c)		88	90,750
4.13%, 12/01/26		17	16,201
6.50%, 07/01/27(c)		115	121,902
EQT Corp. 3.90%, 10/01/27		120	110,475
8.75%, 02/01/30		27	31,860
Extraction Oil & Gas, Inc.(b)(c)(d)
7.38%, 05/15/24		383	95,750
5.63%, 02/01/26		133	33,250
Harvest Midstream I LP, 7.50%, 09/01/28(c)		94	93,530
Indigo Natural Resources LLC, 6.88%, 02/15/26(c)		13	12,653
MasTec, Inc., 4.50%, 08/15/28(c)		83	83,830
Matador Resources Co., 5.88%, 09/15/26		489	408,780
MEG Energy Corp.(c)
7.00%, 03/31/24		194	180,420
6.50%, 01/15/25		316	309,971
7.13%, 02/01/27		79	70,850
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 06/15/25(c)		287	292,740
Murphy Oil Corp., 5.75%, 08/15/25		55	47,981
Murphy Oil USA, Inc., 4.75%, 09/15/29		119	126,735
Neptune Energy Bondco PLC, 6.63%, 05/15/25(c)		200	178,384
New Enterprise Stone & Lime Co. Inc., 9.75%, 07/15/28(c)		26	28,080
New Fortress Energy, Inc., 6.75%, 09/15/25(c)		271	283,330
NGPL PipeCo LLC, 7.77%, 12/15/37(c)		186	236,760
NuStar Logistics LP
5.75%, 10/01/25		41	42,345
6.00%, 06/01/26		124	124,350
Occidental Petroleum Corp. 2.70%, 08/15/22		127	118,665
2.90%, 08/15/24		60	50,906
3.20%, 08/15/26		5	3,966
3.00%, 02/15/27		2	1,568
4.30%, 08/15/39		174	120,610
6.20%, 03/15/40		274	227,036
4.50%, 07/15/44		72	51,525
4.63%, 06/15/45		190	137,275
6.60%, 03/15/46		7	6,029
4.40%, 04/15/46		114	80,964
4.10%, 02/15/47		17	11,477
4.20%, 03/15/48		69	47,438
4.40%, 08/15/49		35	24,504

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27(c)	USD	477	$474,615
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(c)		216	221,404
PDC Energy, Inc.
6.13%, 09/15/24		187	178,117
6.25%, 12/01/25		29	26,970
5.75%, 05/15/26		48	44,570
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29		23	22,229
QEP Resources, Inc.
5.38%, 10/01/22		675	553,500
5.25%, 05/01/23		165	120,037
5.63%, 03/01/26		38	21,565
Range Resources Corp.
5.88%, 07/01/22		69	66,930
5.00%, 08/15/22		103	99,364
5.00%, 03/15/23		80	76,000
Rattler Midstream LP, 5.63%, 07/15/25(c)		79	79,592
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30(c)		144	162,209
SM Energy Co.
6.13%, 11/15/22		11	8,558
10.00%, 01/15/25(c)		490	465,500
Southwestern Energy Co.
4.10%, 03/15/22		158	156,025
7.50%, 04/01/26		36	35,190
8.38%, 09/15/28		31	30,461
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27		35	35,766
5.30%, 04/01/44		115	107,144
5.40%, 10/01/47		106	100,082
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26		8	7,990
5.88%, 03/15/28		151	154,397
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)
5.50%, 09/15/24		9	8,460
7.50%, 10/01/25		44	44,178
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.13%, 02/01/25		75	74,813
5.38%, 02/01/27		17	17,096
5.50%, 03/01/30(c)		255	255,268
4.88%, 02/01/31(c)		97	93,937
Transocean, Inc., 11.50%, 01/30/27(c)		167	68,503
Viper Energy Partners LP, 5.38%, 11/01/27(c)		117	115,245
Western Midstream Operating LP
4.00%, 07/01/22		36	36,213
4.65%, 07/01/26		176	171,160
4.75%, 08/15/28		95	91,341
5.30%, 03/01/48		54	43,470
5.50%, 08/15/48		6	4,950
6.25%, 02/01/50		99	91,699
WPX Energy, Inc.
8.25%, 08/01/23		261	294,930
5.75%, 06/01/26		28	28,980
5.25%, 10/15/27		78	79,170

8

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc. (continued)
5.88%, 06/15/28	USD	66	$68,970
4.50%, 01/15/30		59	58,005

			15,366,078

Personal Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28(c)		57	59,977

Pharmaceuticals — 0.5%
Bausch Health Americas, Inc., 8.50%, 01/31/27(c)		173	190,084
Bausch Health Cos., Inc.
4.50%, 05/15/23	EUR	140	162,610
6.13%, 04/15/25(c)	USD	3	3,071
9.00%, 12/15/25(c)		382	415,540
7.00%, 01/15/28(c)		185	196,100
6.25%, 02/15/29(c)		168	172,798
5.25%, 01/30/30(c)		95	93,575
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(c)		134	139,360
Charles River Laboratories International, Inc., 4.25%, 05/01/28(c)		63	66,118
Elanco Animal Health, Inc., 5.90%, 08/28/28		69	79,695
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(c)
9.50%, 07/31/27		102	106,590
6.00%, 06/30/28		91	66,885
Jaguar Holding Co. II/PPD Development LP(c)
4.63%, 06/15/25		172	177,160
5.00%, 06/15/28		161	168,044
MEDNAX, Inc.(c)
5.25%, 12/01/23		122	123,525
6.25%, 01/15/27		62	64,322
Par Pharmaceutical, Inc., 7.50%, 04/01/27(c)		254	266,111
Synlab Unsecured Bondco PLC, 8.25%, 07/01/23	EUR	100	119,883
West Street Merger Sub, Inc., 6.38%, 09/01/25(c)	USD	134	136,652

			2,748,123

Producer Durables: Miscellaneous(c) — 0.2%
Boxer Parent Co., Inc.
7.13%, 10/02/25		124	132,439
9.13%, 03/01/26		215	227,900
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24		287	303,933
Open Text Corp., 3.88%, 02/15/28		254	256,936
Open Text Holdings, Inc., 4.13%, 02/15/30		54	55,536

			976,744

Professional Services(c) — 0.0%
Gartner, Inc.
4.50%, 07/01/28		110	115,638
3.75%, 10/01/30		137	138,582

			254,220

Real Estate Management & Development — 0.3%
Consus Real Estate AG, 9.63%, 05/15/24	EUR	100	124,638
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28(c)	USD	842	874,122
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(c)		24	24,180

Security		Par (000)	Value

Real Estate Management & Development (continued)
Howard Hughes Corp., 5.38%, 08/01/28(c)	USD	109	$108,944
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 06/15/25(c)		171	179,123
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27	GBP	47	61,921

			1,372,928

Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc.
4.70%, 04/15/25	USD	910	1,034,045
3.15%, 11/15/25		514	556,728
4.30%, 11/15/32		190	217,054
ON Semiconductor Corp., 3.88%, 09/01/28(c)		106	107,492
Qorvo, Inc., 3.38%, 04/01/31(c)		128	130,080
Sensata Technologies, Inc., 3.75%, 02/15/31(c)		81	80,494

			2,125,893

Software(c) — 0.6%
ANGI Group LLC, 3.88%, 08/15/28		84	83,160
Black Knight InfoServ LLC, 3.63%, 09/01/28		122	123,296
CDK Global, Inc., 5.25%, 05/15/29		54	57,510
MSCI, Inc.
4.00%, 11/15/29		58	60,900
3.88%, 02/15/31		132	137,570
PTC, Inc.
3.63%, 02/15/25		37	37,555
4.00%, 02/15/28		80	82,226
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24		1,315	1,374,175
SS&C Technologies, Inc., 5.50%, 09/30/27		254	269,931
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25		190	199,025
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25		587	605,344

			3,030,692

Specialty Retail(c) — 0.1%
Gap, Inc., 8.88%, 05/15/27		105	119,437
L Brands, Inc.
6.88%, 07/01/25		133	143,640
6.63%, 10/01/30		46	46,805
Michaels Stores, Inc., 4.75%, 10/01/27(i)		51	50,554
PetSmart, Inc., 7.13%, 03/15/23		185	186,619

			547,055

Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman, 4.13%, 01/15/31(c)		30	32,376

Telecommunications Equipment(c) — 0.1%
ViaSat, Inc.
5.63%, 04/15/27		258	265,417
6.50%, 07/15/28		115	115,167

			380,584

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 5.38%, 05/15/25(c)		71	74,905
Levi Strauss & Co., 5.00%, 05/01/25		40	40,925

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
William Carter Co., 5.50%, 05/15/25(c)	USD	23	$24,093
Wolverine World Wide Inc., 6.38%, 05/15/25(c)		24	25,320

			165,243

Thrifts & Mortgage Finance — 0.1%
Genworth Mortgage Holdings, Inc., 6.50%, 08/15/25(c)		128	133,721
MGIC Investment Corp., 5.25%, 08/15/28		63	64,980
Nationstar Mortgage Holdings, Inc.(c) 6.00%, 01/15/27		58	59,123
5.50%, 08/15/28		81	80,899

			338,723

Utilities — 0.0%
Vistra Operations Co. LLC, 5.63%, 02/15/27(c)		99	104,465

Wireless Telecommunication Services — 0.5%
Altice France SA(c) 7.38%, 05/01/26		391	409,729
8.13%, 02/01/27		334	364,060
GLP Capital LP/GLP Financing II, Inc. 5.30%, 01/15/29		25	27,842
4.00%, 01/15/31		386	401,838
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(c)		4	4,276
SBA Communications Corp., 3.88%, 02/15/27(c)		650	659,750
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 6.00%, 04/15/23(c)		35	35,197
8.25%, 10/15/23		71	69,935
VICI Properties LP/VICI Note Co., Inc.(c) 4.25%, 12/01/26		530	532,464
4.63%, 12/01/29		321	326,617

			2,831,708

Total Corporate Bonds — 21.9% (Cost: $122,192,403)			114,462,387

Floating Rate Loan Interests(e)

Aerospace & Defense — 2.1%
Bleriot US Bidco, Inc.
Delayed Draw Term Loan, (3 mo. LIBOR + 4.75%), 4.97%, 10/31/26		112	110,718
Term Loan B, (3 mo. LIBOR + 4.75%), 4.97%, 10/31/26		714	708,595
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 3.72%, 04/06/26		1,809	1,590,617
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.72%, 04/06/26		3,365	2,958,547
Nordam Group, Inc., Term Loan B, (PRIME + 4.50%), 5.69%, 04/09/26(a)		780	655,301
Spirit Aerosystems, Inc., 2020 Term Loan B, 01/31/25(a)(k)		893	890,767
Trandigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.40%, 12/09/25		4,228	3,990,155
TransDigm, Inc., 2020 Term Loan G, (1 mo. LIBOR + 2.25%), 2.40%, 08/22/24		269	254,357

			11,159,057

Security		Par (000)		Value

Air Freight & Logistics — 0.6%
WestJet Airlines Ltd., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26	USD	3,643		$3,149,013

Airlines — 1.2%
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 1.90%, 01/29/27		455		330,160
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 2.15%, 12/14/23		2,278		1,854,876
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 2.15%, 04/28/23		1,588		1,294,655
JetBlue Airways Corp., Term Loan, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/17/24		678		672,619
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		2,112		2,144,863

				6,297,173

Auto Components — 2.3%
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 3.65%, 04/30/26		5,622		5,469,229
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.22%, 05/16/24		4,405		4,253,960
2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%), 4.22%, 12/02/26		251		248,172
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 02/05/26		2,331		2,246,108

				12,217,469

Banks — 0.7%
Capri Finance LLC, USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 3.26%, 11/01/24		3,795		3,788,931

Building Materials — 0.4%
Allied Universal Holdco LLC, 2019 Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 07/12/26		2,091		2,065,656

Building Products — 1.2%
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/05/24		1,529		1,522,030
LSF10 XL Bidco SCA, EUR Term Loan B3, (EURIBOR + 4.00%), 4.00%, 10/12/26	EUR	1,000		1,116,336
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/19/23	USD	3,761		3,723,677

				6,362,043

Capital Markets — 1.9%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		3,784		3,756,597
FinCo I LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.50%), 2.73%, 06/27/25		—	(l)	274
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 04/12/24(a)		566		553,993
GT Polaris, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 09/24/27		735		728,797
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.25%), 3.44%, 06/03/26(a)		1,314		1,258,211

10

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Travelport Finance (Luxembourg) Sarl
2019 Term Loan, (3 mo. LIBOR + 5.00%), 5.22%, 05/29/26	USD	2,626	$1,969,367
2020 Super Priority Term Loan, (3 mo. LIBOR + 7.00%), 8.00%, 02/28/25		1,470	1,410,332

			9,677,571

Chemicals — 4.8%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/24		2,744	2,696,833
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 08/27/26		2,966	2,953,692
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 1.97%, 06/01/24		1,267	1,236,067
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 05/16/24		2,574	2,507,242
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 05/16/24		711	692,190
Chemours Co., 2018 USD Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 04/03/25		745	717,239
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/28/24		1,353	1,285,663
Encapsys LLC, 2020 Term Loan B2, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 11/07/24		1,273	1,247,258
Illuminate Buyer LLC, Term Loan, (1 Week LIBOR + 4.00%), 4.15%, 06/30/27		2,213	2,192,524
Invictus US LLC
1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 03/28/25		680	661,473
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.90%, 03/30/26		1,067	992,848
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 2.72%, 03/02/26		3,303	3,228,585
Minerals Technologies, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.00%, 02/14/24(a)		434	424,972
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 05/15/24		1,331	1,271,576
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.50%), 3.69%, 10/14/24		2,411	2,310,847
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 10/01/25		426	412,254

			24,831,263

Commercial Services & Supplies — 4.7%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 3.00%, 11/10/23		1,764	1,759,695
Asplundh Tree Expert LLC, Term Loan B, (3 mo. LIBOR + 2.50%), 2.65%, 09/07/27		1,775	1,771,681
Asurion LLC
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 6.65%, 08/04/25		1,728	1,727,908
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 3.15%, 11/03/23		1,881	1,851,180

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Asurion LLC (continued) 2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.15%, 11/03/24	USD	928	$911,243
Creative Artists Agency LLC
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 11/26/26		744	713,371
2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/26/26		1,732	1,660,455
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 12/12/25		2,714	2,646,625
Diamond (BC) BV, USD Term Loan, (3 mo. LIBOR + 3.00%), 3.26%, 09/06/24		2,464	2,297,957
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/09/25		478	455,293
GFL Environmental, Inc., 2018 USD Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/30/25		538	535,182
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/03/23		515	419,655
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.44%, 09/19/26(a)		1,290	1,241,261
Prime Security Services Borrower LLC, 2019 Term Loan B1, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 09/23/26		1,668	1,651,134
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 4.65%, 08/27/25		2,919	2,885,775
West Corp.
2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 10/10/24		1,023	925,959
2018 Term Loan B1, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/10/24		1,408	1,270,950

			24,725,324

Communications Equipment — 0.2%
Avantor, Inc., USD Term Loan B3, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/21/24		1,011	996,394

Construction & Engineering — 1.2%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		3,191	2,962,834
Pike Corp., 2020 Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 07/24/26		494	489,060
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 04/12/25		524	513,625
SRS Distribution, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 3.15%, 05/23/25		2,609	2,534,882

			6,500,401

Construction Materials — 1.9%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.15%, 01/15/27		1,611	1,564,982
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 08/01/24		4,817	4,710,476

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Construction Materials (continued)
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 03/29/25	USD	2,496	$2,443,259
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		1,081	1,068,454

			9,787,171

Containers & Packaging — 2.6%
Berry Global, Inc.
Term Loan W, (1 mo. LIBOR + 2.00%), 2.16%, 10/01/22		5,590	5,536,379
Term Loan Y, (1 mo. LIBOR + 2.00%), 2.16%, 07/01/26		1,795	1,739,348
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 3.52%, 04/03/24		2,260	2,116,915
Flex Acquisition Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/29/23		1,965	1,918,795
Graham Packaging Co., Inc., Term Loan, (1 mo. LIBOR + 3.75%), 4.50%, 08/04/27		753	747,669
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 08/01/26		553	544,249
Tosca Services LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/18/27		735	734,081

			13,337,436

Distributors — 0.7%
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (3 mo. LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24		986	946,956
2020 Super Priority Second Out Term Loan B, (3 mo. LIBOR + 3.50%), 6.50%, 08/28/24		3,287	2,859,638

			3,806,594

Diversified Consumer Services — 3.1%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.65%, 01/31/27		641	629,457
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		1,198	1,180,176
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 01/15/27		3,080	3,060,333
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 2.50%, 11/07/23		1,771	1,712,895
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 07/11/25		3,019	2,745,158
LEB Holdings (USA), Inc, Term Loan B, 09/25/27(k)		506	501,573
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (1 mo. LIBOR + 2.25%), 2.40%, 05/15/24		1,121	1,088,595

Security	Par (000)		Value

Diversified Consumer Services (continued)
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 8.50%, 08/10/23	USD	422	$415,998
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 08/10/23		865	702,948
TruGreen LP, 2019 Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 03/19/26		2,027	2,004,968
Uber Technologies, Inc., 2018 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 07/13/23		2,431	2,386,893

			16,428,994

Diversified Financial Services — 3.6%
Advisor Group, Inc., 2019 Term Loan B, (1 mo. LIBOR + 5.00%), 5.15%, 08/01/26		954	922,126
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 4.00%, 08/14/27(a)		763	761,092
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 2.64%, 04/04/24		5,015	4,885,691
Allsup’s Convenience Stores, Inc., Term Loan, (1 mo. LIBOR + 6.25%), 6.40%, 11/18/24		864	863,816
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 4.22%, 02/07/25		1,164	1,138,730
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24		1,345	1,143,043
Milano Acquisition Corp, Term Loan, 08/17/27(k)		2,258	2,229,775
SMG US Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 2.76%, 01/23/25		1,739	1,512,780
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 4.47%, 07/30/25		559	529,038
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 02/28/27		3,077	3,018,103
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 2.65%, 04/30/28		1,876	1,802,254

			18,806,448

Diversified Telecommunication Services — 2.3%
Cablevision Lightpath LLC, Term Loan B, 09/09/27(k)		510	506,813
Consolidated Communications, Inc., 2020 Term Loan B, 10/17/27(k)		998	986,463
GCI Holdings, Inc., 2020 Term Loan B, 09/24/25(a)(k)		1,102	1,093,735
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/16/24		1,653	1,640,594
Iridium Satellite LLC, Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 11/04/26		1,549	1,544,024
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 03/01/27		1,676	1,622,398
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/15/24		2,340	2,297,665

12

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Northwest Fiber LLC, Term Loan B, (3 mo. LIBOR + 5.50%), 5.66%, 04/30/27	USD	844	$841,775
Virgin Media SFA Finance Ltd., GBP Term Loan L, (LIBOR - GBP + 3.25%), 3.30%, 01/15/27	GBP	1,400	1,742,033

			12,275,500

Electric Utilities — 0.2%
Pacific Gas & Electric Co., 2020 Term Loan, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/23/25	USD	1,279	1,251,084
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 1.00%, 11/10/20(a)(b)(d)		2,375	—

			1,251,084

Energy Equipment & Services — 1.2%
Dell International LLC, 2019 Term Loan B, 09/19/25(k)		171	170,098
Gates Global LLC, 2017 USD Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/01/24		4,289	4,219,354
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 02/12/25		1,659	1,635,399

			6,024,851

Entertainment — 0.2%
Datto, Inc., 2019 Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 04/02/26		1,265	1,262,021

Equity Real Estate Investment Trusts (REITs) — 0.7%
VICI Properties LLC, Replacement Term Loan B, (1 mo. LIBOR + 1.75%), 1.91%, 12/20/24		3,938	3,800,124

Food & Staples Retailing — 1.2%
Hearthside Food Solutions LLC
2018 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 4.15%, 05/23/25		1,033	1,006,789
2018 Term Loan B, (1 mo. LIBOR + 3.69%), 3.83%, 05/23/25		1,405	1,361,470
2020 Incremental Term Loan B3, (1 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/23/25		180	177,904
US Foods, Inc.
2016 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 06/27/23		3,017	2,896,743
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 09/13/26		749	713,560

			6,156,466

Food Products — 3.9%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 10/01/25		1,113	1,101,465
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.65%, 10/10/26		169	168,080
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/10/23		4,059	4,008,365
Froneri International Ltd.
2020 USD 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 5.90%, 01/29/28(a)		375	371,522
2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.40%, 01/29/27		5,499	5,273,365

Security		Par (000)	Value

Food Products (continued)
Hostess Brands LLC, 2019 Term Loan, (1 mo. LIBOR + 2.25%), 3.00%, 08/03/25	USD	1,218	$1,196,009
JBS USA LUX SA, 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 05/01/26		599	582,138
Pathway Vet Alliance LLC, 2020 Term Loan, (1 mo. LIBOR + 4.00%), 4.15%, 03/31/27		479	470,511
Reynolds Group Holdings, Inc.
2017 Term Loan, (PRIME + 1.75%), 3.98%, 02/05/23		4,872	4,806,920
2020 Term Loan, 02/03/26(k)		1,703	1,670,643
Shearer’s Foods, Inc., 2020 Term Loan B, 09/23/27(k)		565	560,412

			20,209,430

Health Care Equipment & Supplies — 0.9%
Ortho-Clinical Diagnostics SA
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 06/30/25		3,847	3,675,337
EUR Term Loan B, (EURIBOR + 3.50%), 3.50%, 06/30/25	EUR	995	1,118,466

			4,793,803

Health Care Providers & Services — 4.5%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/25	USD	830	828,456
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 06/07/23		2,184	2,143,973
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.24%, 01/08/27		1,114	1,099,552
DentalCorp Perfect Smile ULC, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/06/25		518	487,933
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 10/10/25		1,731	1,245,138
EyeCare Partners LLC
2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.25%), 8.40%, 02/18/28		1,460	1,284,800
2020 Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 02/18/27		1,602	1,503,451
Femur Buyer, Inc., 1st Lien Term Loan, 03/05/26(k)		189	170,918
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 3.44%, 07/02/25		2,692	2,632,819
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 4.50%), 4.65%, 08/06/26		2,653	2,624,221
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 06/07/23		1,177	1,156,679
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 10/20/22		1,174	1,063,376

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Sotera Health Holdings LLC, 2019 Term Loan, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/11/26	USD	7,075	$7,039,414
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/06/24		251	209,551

			23,490,281

Health Care Services — 0.8%
Emerald TopCo., Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.76%, 07/25/26		2,418	2,322,705
WP CityMD Bidco LLC, 2019 Term Loan B, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/13/26		1,896	1,882,759

			4,205,464

Health Care Technology — 1.0%
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 03/01/24		3,399	3,323,103
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.90%, 10/10/25		1,489	1,460,291
Quintiles IMS, Inc., 2017 USD Term Loan B1, (1 mo. LIBOR + 1.75%), 1.90%, 03/07/24		279	274,663

			5,058,057

Hotels, Restaurants & Leisure — 6.2%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.90%, 11/19/26		3,273	3,132,953
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.89%, 02/02/26(a) .		497	442,351
Aristocrat Leisure Ltd., 2020 Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/24		887	880,960
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 2.02%, 10/19/24		1,085	1,053,746
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 2.36%, 09/15/23		1,091	1,059,910
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 12/23/24		3,729	3,484,166
2020 Term Loan, (1 mo. LIBOR + 4.50%), 4.65%, 07/20/25		3,800	3,672,330
CCM Merger, Inc., New Term Loan B, (1 mo. LIBOR + 2.25%), 3.00%, 08/06/21		588	584,928
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/08/24		3,663	2,797,950
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.15%, 11/30/23		905	878,858
Golden Nugget LLC, 2017 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 3.25%, 10/04/23		1,883	1,673,711
Golden Nugget, Inc., 2020 Initial Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(a)		201	227,378
Herschend Entertainment Co. LLC, Term Loan B, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 08/25/25(a)		533	509,015

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
IRB Holding Corp., 2020 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/05/25	USD	2,221	$2,117,096
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 04/03/25		874	851,952
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24		685	598,475
Playtika Holding Corp., Term Loan B, (6 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/10/24		1,663	1,662,514
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 3.61%, 08/14/24		1,147	1,076,496
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 3.72%, 07/10/25		1,222	1,217,656
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 2.50%, 02/08/27		2,001	1,908,824
Whatabrands LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.91%, 08/02/26		2,771	2,706,131

			32,537,400

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 01/15/25		670	648,365
Calpine Corp.
2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.15%, 08/12/26		1,064	1,032,092
Term Loan B9, (1 mo. LIBOR + 2.25%), 2.40%, 04/06/26		1,928	1,873,781

			3,554,238

Industrial Conglomerates — 2.1%
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		1,490	1,410,102
Vertical US Newco, Inc., USD Term Loan B, (3 mo. LIBOR + 4.25%), 4.57%, 07/30/27		1,712	1,695,804
Vertiv Group Corpo., Term Loan B, (1 mo. LIBOR + 3.00%), 3.16%, 03/02/27		7,858	7,724,216

			10,830,122

Insurance — 3.9%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 05/09/25		2,447	2,372,836
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 05/09/25		1,193	1,170,124
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 01/25/24		3,251	3,217,542
AssuredPartners Capital, Inc., 2020 Incremental Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/13/27		604	601,199
AssuredPartners, Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.65%, 02/13/27		1,562	1,514,741
HUB International Ltd.
2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.26%, 04/25/25		2,816	2,718,053

14

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
HUB International Ltd. (continued)
2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 04/25/25	USD	1,423	$1,416,773
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 4.00%, 09/01/27		1,467	1,451,421
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 12/31/25		2,614	2,518,119
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 4.15%, 09/03/26		2,083	2,049,315
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		1,501	1,487,987

			20,518,110

Interactive Media & Services — 1.9%
Ancestry.com Operations Inc., 2019 Extended Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 08/27/26		355	354,032
Ancestry.com Operations, Inc., Non-Extended Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/23		2,761	2,755,592
Camelot US Acquisition 1 Co., 2020 Incremental Term Loan B, 10/31/26(k)		3,763	3,742,604
Go Daddy Operating Co. LLC, 2020 Term Loan B3, (1 mo. LIBOR + 2.50%), 2.65%, 08/10/27		1,726	1,697,995
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/03/23		334	327,108
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/06/24		871	845,154

			9,722,485

IT Services — 6.4%
Aruba Investments, Inc., 2020 USD Term Loan B, (6 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/07/25		459	455,365
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 10/31/26		3,619	3,545,771
Flexential Intermediate Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 7.50%, 08/01/25		1,121	658,587
Greeneden US Holdings II LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 12/01/23		4,253	4,238,827
GreenSky Holdings LLC, 2020 Term Loan B2, (1 mo. LIBOR + 4.50%), 5.50%, 03/29/25(a)		1,383	1,334,146
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 02/12/27		2,845	2,498,514
Sophia LP(k)
2020 1st Lien Term Loan, 09/22/27		4,577	4,543,817
2020 2nd Lien Term Loan, 09/17/27		3,730	3,636,750
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.90%, 11/16/26		3,338	3,249,719

Security		Par (000)	Value

IT Services (continued)
Veritas US, Inc., 2020 USD Term Loan B, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 09/01/25	USD	7,140	$6,979,828
WEX, Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 2.40%, 05/15/26		2,222	2,142,719

			33,284,043

Leisure Products — 0.1%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/19/24		784	627,434

Life Sciences Tools & Services — 0.5%
Albany Molecular Research, Inc., 2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/30/25		75	73,750
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27		2,476	2,462,896

			2,536,646

Machinery — 1.7%
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 1.90%, 02/28/27		2,639	2,547,123
Terex Corp., 2019 Term Loan B1, (1 mo. LIBOR + 2.75%), 3.50%, 01/31/24(a)		383	373,586
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.36%, 03/28/25		6,062	5,711,642

			8,632,351

Media — 13.8%
Altice Financing SA
2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 07/15/25		661	630,323
USD 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.89%, 01/31/26		1,763	1,662,085
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 4.15%, 08/14/26		2,838	2,751,781
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 1.90%, 04/30/25		3,599	3,530,592
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.76%, 08/21/26		5,862	5,320,873
Cogeco Communications Finance (USA) LP, Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 01/03/25		122	118,505
Connect Finco Sarl, Term Loan B, (1 mo. LIBOR + 0.45%, 1.00% Floor), 4.65%, 12/12/26		8,370	8,103,519
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 2.40%, 07/17/25		590	569,340
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.65%, 04/15/27		1,981	1,916,991
Gray Television, Inc., 2018 Term Loan C, (1 mo. LIBOR + 2.50%), 2.66%, 01/02/26		1,461	1,433,824
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		455	456,579

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Intelsat Jackson Holdings SA (continued)
2020 DIP Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 07/13/22	USD	79	$80,024
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		3,868	3,276,923
Liberty Latin America Ltd., Term Loan B, (1 mo. LIBOR + 5.00%), 5.15%, 10/15/26		1,488	1,484,905
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 2.40%, 03/24/25		1,564	1,505,137
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.94%, 10/19/26		2,007	1,864,418
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 09/13/24		3,604	3,500,426
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/15/24		717	707,563
Midcontinent Communications, 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 08/15/26		840	823,062
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.75%), 2.91%, 09/19/26		1,720	1,679,402
PSAV Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 03/03/25		4,418	3,280,224
Radiate Holdco LLC
1st Lien Term Loan, 09/25/26(k)		2,270	2,229,746
2020 Term Loan, (1 mo. LIBOR + 3.50%), 4.25%, 09/25/26		213	209,402
Terrier Media Buyer, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 12/17/26		2,611	2,542,939
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23		4,338	4,207,982
UFC Holdings LLC, 2019 Term Loan, (6 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 04/29/26		649	636,460
Virgin Media Bristol LLC
2020 USD Term Loan Q, 01/31/29(k)		2,097	2,059,317
USD Term Loan N, (1 mo. LIBOR + 2.50%), 2.65%, 01/31/28		2,578	2,498,747
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.90%, 05/18/25		3,164	2,693,220
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 03/09/27		10,632	10,303,530

			72,077,839

Metals & Mining — 0.4%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 4.76%, 07/31/25		2,055	1,971,080

Multiline Retail — 0.2%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 08/04/24		907	875,959
Neiman Marcus Group Ltd. LLC, 2020 Exit Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 09/25/25		115	117,518

			993,477

Security		Par (000)	Value

Oil, Gas & Consumable Fuels — 0.6%
California Resources Corp., Second Out Term Loan, 0.00%, 12/31/21(b)(d)(k)	USD	2,002	$38,377
Chesapeake Energy Corp., 2019 Last Out Term Loan, (1 mo. LIBOR + 8.00%), 9.00%, 06/24/24(a)(b)(d)		315	214,471
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 12/13/25		1,741	1,682,992
EG Group Ltd., 2018 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.22%, 02/07/25		722	705,829
McDermott Technology Americas, Inc.
2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 06/30/24(a)		46	39,580
2020 Take Back Term Loan, (1 mo. LIBOR + 4.00%), 4.15%, 06/30/25		320	238,913

			2,920,162

Personal Products — 0.8%
Sunshine Luxembourg VII Sarl, USD Term Loan B1, (6 mo. LIBOR + 4.25%, 1.00% Floor), 5.32%, 09/25/26		4,276	4,247,275

Pharmaceuticals — 3.3%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 3.69%, 05/04/25		2,287	2,150,012
Catalent Pharma Solutions, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 05/18/26		2,335	2,320,370
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.91%, 08/01/27		944	916,136
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.10%, 11/15/27		1,890	1,848,531
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 08/18/22		3,789	3,771,567
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 06/02/25		6,605	6,466,107

			17,472,723

Professional Services — 1.4%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.75%), 3.89%, 02/06/26		5,836	5,768,831
STG-Fairway Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 3.47%, 01/31/27(a)		1,450	1,417,732

			7,186,563

Real Estate Management & Development — 0.6%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.00%, 04/18/24		2,028	1,942,421
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 08/21/25		1,314	1,264,410
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 3.00%, 02/08/25		180	172,221

			3,379,052

Road & Rail — 1.7%
Lineage Logistics Holdings LLC, 2018 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 02/27/25		4,638	4,566,994

16

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Road & Rail (continued)
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 09/25/25	USD	871		$856,227
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/13/23		2,503		2,269,165
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 5.65%, 08/04/25		1,410		1,166,970

				8,859,356

Semiconductors & Semiconductor Equipment — 0.2%
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 05/29/25(a)		928		923,596
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 09/19/26		—	(l)	31

				923,627

Software — 17.1%
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 09/19/24		3,580		3,554,094
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 09/19/25		764		772,210
BMC Software Finance, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 10/02/25		2,320		2,246,414
By Crown Parent LLC, Term Loan B1, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/26		2,007		1,979,742
Castle US Holding Corp., USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.97%, 01/31/27		2,553		2,448,837
Cornerstone OnDemand, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 4.41%, 04/22/27		1,061		1,058,125
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 04/29/24		1,349		1,337,807
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.80%, 05/27/24		338		295,870
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/29/23		1,081		941,086
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		1,886		1,933,150
2020 Term Loan, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/31/27		4,246		4,235,848
Financial & Risk US Holdings, Inc.
2018 EUR Term Loan, (EURIBOR + 3.25%), 3.25%, 10/01/25	EUR	954		1,103,058
2018 USD Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 10/01/25	USD	8,977		8,879,607
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed + 7.13%), 7.13%, 02/25/25		1,914		1,941,121
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 02/25/27		7,843		7,660,084
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 09/30/24		3,478		3,448,820

Security		Par (000)	Value

Software (continued)
MED ParentCo LP, 2020 Incremental Term Loan B, (1 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 08/31/26(a)	USD	772	$760,420
Mitchell International, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 11/29/24		2,500	2,384,336
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.40%, 12/01/25		887	838,343
2020 Add-On Term Loan, (1 mo. LIBOR + 4.25%), 4.75%, 12/01/24		1,840	1,802,059
Netsmart Technologies, Inc., 2020 Term Loan B, 09/22/27(k)		1,307	1,300,792
Omnitracs, Inc., 2020 2nd Lien Term Loan, 09/10/28(k)		953	937,514
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 05/30/25		591	568,720
Severin Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 08/01/25		3,339	3,235,183
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 02/05/24		2,134	2,090,545
Solera LLC, USD Term Loan B, (2 mo. LIBOR + 2.75%), 2.94%, 03/03/23		3,168	3,098,940
Sophia LP, 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 09/30/22		4,694	4,669,718
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.90%, 04/16/25		405	391,095
SS&C Technologies, Inc.
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.90%, 04/16/25		576	557,037
2018 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.90%, 04/16/25		1,753	1,695,877
Tempo Acquisition LLC, 2020 Extended Term Loan, (1 mo. LIBOR + 3.25%), 3.75%, 11/02/26		5,523	5,348,840
Tibco Software Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.40%, 03/04/28		3,674	3,581,974
Ultimate Software Group, Inc.
2020 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 6.75%), 7.50%, 05/03/27		1,767	1,796,456
2020 Incremental Term Loan B, (3 mo. LIBOR + 4.00%), 4.75%, 05/03/26		5,439	5,419,311
Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 05/03/26		5,171	5,120,535

			89,433,568

Specialty Retail — 2.2%
Belron Finance US LLC
2018 Term Loan B, (3 mo. LIBOR + 2.50%), 2.75%, 11/13/25		2,013	1,982,945
2019 USD Term Loan B, (3 mo. LIBOR + 2.50%), 2.77%, 11/13/25		1,154	1,138,406
USD Term Loan B, (3 mo. LIBOR + 2.50%), 2.74%, 11/07/24		1,446	1,424,532
MED ParentCo LP
1st Lien Delayed Draw Term Loan, (1 mo. LIBOR + 4.25%), 4.40%, 08/31/26		264	250,127
1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.40%, 08/31/26		1,503	1,425,581

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
Midas Intermediate Holdco II LLC, Incremental Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 08/18/21	USD	1,406	$1,310,240
PetSmart, Inc., Consenting Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/11/22		2,935	2,925,554
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/20/24		1,148	1,083,861

			11,541,246

Technology Hardware, Storage & Peripherals — 0.6%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.15%, 07/23/26		1,616	1,302,998
Western Digital Corp., 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.91%, 04/29/23		1,900	1,881,629

			3,184,627

Thrifts & Mortgage Finance — 0.6%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/23/25		2,946	2,896,937

Trading Companies & Distributors — 0.7%
HD Supply, Inc., Term Loan B5, (1 mo. LIBOR + 1.75%), 1.90%, 10/17/23		3,757	3,741,890

Utilities — 0.4%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/28/24		2,266	2,259,816

Wireless Telecommunication Services — 2.7%
Ligado Networks LLC, PIK Exit Term Loan, (1 mo. LIBOR + 11.75%), 8.50%, 12/07/20(b)(d)		205	187,174
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 04/11/25		3,378	3,286,672
T-Mobile USA, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 04/01/27		7,177	7,166,104
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.90%, 06/10/27		3,364	3,294,213

			13,934,163

Total Floating Rate Loan Interests — 120.9% (Cost: $647,720,095)			631,730,249

		Shares

Investment Companies

Equity Funds — 0.0%
SPDR S&P Oil & Gas Exploration & Production ETF		4,875	205,091

Fixed Income Funds — 2.3%
Invesco Senior Loan ETF		60,000	1,304,400

Security		Shares	Value

Fixed Income Funds (continued)
iShares iBoxx $ High Yield Corporate Bond ETF(m)		62,000	$5,201,800
iShares iBoxx $ Investment Grade Corporate Bond ETF(m)		39,000	5,253,690

			11,759,890

Total Investment Companies — 2.3% (Cost: $11,846,505)			11,964,981

		Benefical Interest (000)

Other Interests(n)

IT Services(a)(b) — 0.0%
Millennium Corp	USD	1,156	—
Millennium Lender Claims		1,084	—

Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)

Preferred Securities

Capital Trusts — 1.1%(g)

Automobiles — 0.0%
General Motors Financial Co., Inc., Series C, 5.70%(h)	USD	50	50,188

Banks — 0.2%
Bankia SA, 6.38%(h)	EUR	200	239,534
HBOS Capital Funding LP, 6.85%	USD	200	203,000
Wells Fargo & Co., Series U, 5.88%(h)		670	721,330

			1,163,864

Diversified Financial Services(h) — 0.9%
Banco Santander SA, 4.38%	EUR	200	211,627
Bank of America Corp.
Series AA, 6.10%	USD	657	715,217
Series DD, 6.30%		55	62,156
Series X, 6.25%		350	373,975
Series Z, 6.50%		232	257,868
BNP Paribas SA, 4.50%(c)		200	191,750
HSBC Holdings PLC, 6.00%		600	615,000
JPMorgan Chase & Co.
Series FF, 5.00%		765	763,681
Series HH, 4.60%		166	162,680
Series I, 3.74%		52	49,861
Series V, 3.55%		780	721,656
Natwest Group PLC, 8.63%		246	252,150

			4,377,621

Total Capital Trusts — 1.1%			5,591,673

18

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks — 0.1%

Capital Markets — 0.1%
Goldman Sachs Group, Inc., Series J, 5.50%(g)(h) .	13,550	$359,210

Total Preferred Securities — 1.2% (Cost: $5,912,319)		5,950,883

Warrants

Metals & Mining — 0.0%
AFGlobal Corp. (Expires 12/20/20)(a)	5,283	—

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Expires 06/30/23)(b)	11,411	18,029

Transportation Infrastructure — 0.0%
Turbo Cayman Ltd. (Strike Price $0.01)(a)	1	—

Total Warrants — 0.0% (Cost: $48,949)		18,029

Total Long-Term Investments — 146.4% (Cost: $801,933,362)		764,804,694

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(m)(o)	854,939	854,939

Total Short-Term Securities — 0.1% (Cost: $854,939)		854,939

Total Investments — 146.5% (Cost: $802,788,301)		765,659,633

Liabilities in Excess of Other Assets — (46.5)%		(243,170,388)

Net Assets — 100.0%		$522,489,245

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Perpetual security with no stated maturity date.
(h)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(i)	When-issued security.
(j)	Convertible security.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Amount is less than 500.
(m)	Affiliate of the Fund.
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$—	$854,939	(a)	$—	$—	$—	$854,939	854,939	$8,812	$—
iShares iBoxx $ High Yield Corporate Bond ETF	—	12,869,137		(7,884,095)	65,135	151,623	5,201,800	62,000	163,005	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	5,057,376		—	—	196,314	5,253,690	39,000	57,293	—

					$65,135	$347,937	$11,310,429		$229,110	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU)

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,401,000	USD	1,642,433	Bank of America N.A.	10/05/20	$272
EUR	1,134,000	USD	1,327,914	UBS AG	10/05/20	1,727
GBP	73,000	USD	93,875	Bank of America N.A.	10/05/20	321
GBP	1,485,000	USD	1,908,077	HSBC Bank PLC.	10/05/20	8,117
USD	21,382	EUR	18,000	Bank of America N.A.	10/05/20	276
USD	120,372	EUR	102,000	Bank of America N.A.	10/05/20	774
USD	3,097,401	EUR	2,588,000	BNP Paribas S.A.	10/05/20	62,913
USD	117,286	EUR	99,000	Morgan Stanley & Co. International PLC	10/05/20	1,206
USD	2,737,074	EUR	2,289,000	UBS AG	10/05/20	53,170
USD	101,157	GBP	76,000	Morgan Stanley & Co. International PLC	10/05/20	3,090
USD	1,982,015	GBP	1,489,000	State Street Bank and Trust Co.	10/05/20	60,660
USD	1,331,685	EUR	1,134,000	Goldman Sachs International	11/04/20	1,221
USD	1,645,229	EUR	1,401,000	Goldman Sachs International	11/04/20	1,508

						195,255

EUR	1,134,000	USD	1,330,862	Goldman Sachs International	10/05/20	(1,222)
EUR	1,401,000	USD	1,644,214	Goldman Sachs International	10/05/20	(1,509)
USD	1,643,451	EUR	1,401,000	Bank of America N.A.	11/04/20	(270)
USD	1,328,736	EUR	1,134,000	UBS AG	11/04/20	(1,728)
USD	93,890	GBP	73,000	Bank of America N.A.	11/04/20	(322)
USD	1,908,378	GBP	1,485,000	HSBC Bank PLC.	11/04/20	(8,119)

						(13,170)

						$182,085

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Bank of America N.A.	06/20/23	B	EUR	9	$(2,342)	$(836)	$(1,506)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	B	EUR	6	(1,466)	(429)	(1,037)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	B	EUR	9	(2,295)	(750)	(1,545)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	10	(2,532)	(590)	(1,942)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	5	(1,378)	(421)	(957)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	9	(2,297)	(750)	(1,547)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	4	(919)	(281)	(638)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/23	NR	USD	170	(6,651)	(8,649)	1,998
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	10	(1,715)	(113)	(1,602)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/25	NR	USD	185	(17,389)	(23,926)	6,537

								$(38,984)	$(36,745)	$(2,239)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

20

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$122,014	$—	$122,014
Common Stocks
Diversified Financial Services	—	—	10,753	10,753
Energy Equipment & Services	339,559	—	31,416	370,975
Health Care Management Services	—	11	—	11
Media	317	—	4	321
Metals & Mining	—	27,456	58,304	85,760
Semiconductors & Semiconductor Equipment	24,967	—	—	24,967
Software	608	—	—	608
Specialty Retail	—	62,756	—	62,756
Corporate Bonds	—	114,071,962	390,425	114,462,387
Floating Rate Loan Interests	—	618,237,120	13,493,129	631,730,249
Investment Companies	11,964,981	—	—	11,964,981
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	5,591,673	—	5,591,673
Preferred Stocks	359,210	—	—	359,210
Warrants	—	18,029	—	18,029
Short-Term Securities
Money Market Funds	854,939	—	—	854,939
Unfunded Floating Rate Loan Interests(a)	—	1,539	—	1,539
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(27,984)	—	(27,984)

	$13,544,581	$738,104,576	$13,984,031	$765,633,188

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$8,535	$—	$8,535
Foreign Currency Exchange Contracts	—	195,255	—	195,255
Liabilities
Credit Contracts	—	(10,774)	—	(10,774)
Foreign Currency Exchange Contracts	—	(13,170)	—	(13,170)

	$—	$179,846	$—	$179,846

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Debt Strategies Fund, Inc. (DSU)

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Warrants		Total

Assets

Opening Balance, as of December 31, 2019	$763,992	$2	$30,343,623	$—	(a)	$—	(a)	$31,107,617
Transfers into Level 3(b)	—	—	5,440,267	—		—		5,440,267
Transfers out of Level 3(c)	—	—	(20,778,835)	—		—		(20,778,835)
Accrued discounts/premiums	—	7,030	16,081	—		—		23,111
Net realized gain (loss)	2,512	—	(602,395)	—		—		(599,883)
Net change in unrealized appreciation (depreciation)(d)	(674,300)	(7,800)	(495,637)	—		—		(1,177,737)
Purchases	10,785	391,193	10,629,762	—		—		11,031,740
Sales	(2,512)	—	(11,059,737)	—		—		(11,062,249)

Closing Balance, as of September 30, 2020	$100,477	$390,425	$13,493,129	$—	(a)	$—	(a)	$13,984,031

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020(d)	$(674,300)	$(7,800)	$(417,905)	$—		$—		$(1,100,005)

(a)	Rounds to less than $1
(b)

As of December 31, 2019, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2020, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2019, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2020, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SCA	Svenska Celluosa Aktiebolaget

SPDR	Standard & Poor’s Depository Receipt

22